OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

7. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayment for property, plant and equipment	2,231,253	8,683,050
Deposits	2,728,406	6,531,928
Others	1,770,719	4,103,681

Other non-current assets	6,730,378	19,318,659